Note 10 - Income Taxes (Details) - Reconciliation of the Statutory Federal Tax Rate (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the Statutory Federal Tax Rate [Abstract]
Statutory tax rate	$ 198,000	$ 446,000	$ (1,036,000)	$ (1,001,000)
Statutory tax rate	34.00%	34.00%	34.00%	34.00%
States taxes, net of federal benefit	35,000	78,000	(183,000)	(177,000)
States taxes, net of federal benefit	6.00%	6.00%	6.00%	6.00%
Nondeductible income/expenses			(313,000)	54,000
Nondeductible income/expenses			10.30%	(1.90%)
Other, net	(6,000)	4,000	5,000	(23,000)
Other, net	(1.10%)	0.30%	(0.20%)	0.80%
Increase in valuation allowance	$ 268,000	$ 528,000	$ 1,527,000	$ 1,147,000
Increase in valuation allowance	(46.00%)	(40.30%)	(50.10%)	(38.90%)